CONSOLIDATED FINANCIAL STATEMENT DETAILS - Accumulated other comprehensive income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Accumulated other comprehensive income
Balance, beginning of period	$ 39.1	$ (31.3)
Other comprehensive income (loss) before tax	(18.8)	79.9
Tax	0.8	(9.5)
Balance, end of period	21.1	39.1
Long-term Investments
Accumulated other comprehensive income
Balance, beginning of period	23.6	(18.7)
Other comprehensive income (loss) before tax	(16.4)	42.3
Tax	(0.3)
Balance, end of period	6.9	23.6
Derivative Contracts
Accumulated other comprehensive income
Balance, beginning of period	15.5	(12.6)
Other comprehensive income (loss) before tax	(2.4)	37.6
Tax	1.1	(9.5)
Balance, end of period	$ 14.2	$ 15.5